Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005489
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,414		$ 10,434		$ 11,169		$ 11,771		$ 12,204		$ 12,867		$ 13,124		$ 13,117		$ 13,502		$ 12,795		$ 13,262	$ 13,125	$ 13,790	$ 14,554	$ 13,931	$ 13,931	$ 15,874	$ 17,015	$ 18,423	$ 19,862	$ 20,692	$ 20,243	$ 19,235	$ 17,912	$ 16,970	$ 17,631	$ 17,548	$ 17,968	$ 19,149	$ 19,325	$ 21,222	$ 22,058	$ 23,272	$ 24,067	$ 23,882	$ 24,173	$ 25,930	$ 27,240	$ 29,112	$ 30,364
C000049235
Account Value [Line Items]
Accumulated Value		10,000		10,410		10,417		11,149		11,740		12,168		12,820		13,064		13,057		13,422		12,713		13,169	13,032	13,681	14,430	13,802	13,802	15,708	16,831	18,209	19,618	20,428	19,972	18,968	17,652	16,705	17,345	17,248	17,665	18,809	18,964	20,814	21,633	22,795	23,563	23,368	23,636	25,343	26,598	28,417	29,621
C000049234
Account Value [Line Items]
Accumulated Value		10,000		10,395		10,401		11,127		11,709		12,120		12,764		13,002		12,981		13,341		12,628		13,076	12,922	13,567	14,295	13,667	13,651	15,529	16,630	17,986	19,364	20,150	19,685	18,685	17,378	16,440	17,053	16,956	17,343	18,458	18,603	20,407	21,184	22,314	23,060	22,845	23,101	24,751	25,959	27,713	28,868
C000244820
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 519,968		$ 571,681		$ 594,735		$ 627,395		$ 649,351		$ 644,297		$ 652,712		$ 700,396		$ 736,019		$ 786,831		$ 821,244
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value		10,000		10,384		10,416		11,091		11,492		11,817		12,555		12,743		12,823		13,278		12,562		12,897	12,712	13,255	14,124	13,339	13,285	14,897	15,838	16,935	18,310	18,969	18,669	18,151	17,204	16,325	16,902	17,021	17,328	18,344	18,515	20,165	20,839	22,084	22,687	22,661	23,200	24,964	26,174	27,741	29,304
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value		10,000		10,384		10,416		11,091		11,492		11,817		12,555		12,743		12,823		13,278		12,562		12,897	12,712	13,255	14,124	13,339	13,285	14,897	15,838	16,935	18,310	18,969	18,669	18,151	17,204	16,325	16,902	17,021	17,328	18,344	18,515	20,165	20,839	22,084	22,687	22,661	23,200	24,964	26,174	27,741	29,304
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,384		$ 10,416		$ 11,091		$ 11,492		$ 11,817		$ 12,555		$ 12,743		$ 12,823		$ 13,278		$ 12,562		$ 12,897	$ 12,712	$ 13,255	$ 14,124	$ 13,339	$ 13,285	$ 14,897	$ 15,838	$ 16,935	$ 18,310	$ 18,969	$ 18,669	$ 18,151	$ 17,204	$ 16,325	$ 16,902	$ 17,021	$ 17,328	$ 18,344	$ 18,515	$ 20,165	$ 20,839	$ 22,084	$ 22,687	$ 22,661	$ 23,200	$ 24,964	$ 26,174	$ 27,741	$ 29,304
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,186		$ 566,550		$ 585,491		$ 620,471		$ 637,427		$ 636,693		$ 651,824		$ 701,381		$ 735,381		$ 779,415		$ 823,327